Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 32,474	£ 32,364
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	14,233	15,226
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	17,904	16,815
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	337	323
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	2,265	1,862
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	195	201
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,784	1,391
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	286	270
Financial assets at fair value through profit or loss | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	2,066	1,657
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,784	1,391
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	282	266
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	199	205
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	195	201
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	4	4
Financial assets at fair value through other comprehensive income:
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	27,521	27,337
Financial assets at fair value through other comprehensive income: | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	14,038	15,025
Financial assets at fair value through other comprehensive income: | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	13,432	12,259
Financial assets at fair value through other comprehensive income: | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	51	53
Financial assets at fair value through other comprehensive income: | Debt securities
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	27,521	27,336
Financial assets at fair value through other comprehensive income: | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	14,038	15,025
Financial assets at fair value through other comprehensive income: | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	13,432	12,259
Financial assets at fair value through other comprehensive income: | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	51	52
Financial assets at fair value through other comprehensive income: | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	1
Financial assets at fair value through other comprehensive income: | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income: | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income: | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	1
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	2,688	3,165
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	2,688	3,165
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 0	£ 0